Investments - Real Estate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Real Estate Properties [Line Items]
Invested real estate, accumulated depreciation	$ 11	$ 2
Real Estate Investment
Real Estate Properties [Line Items]
Depreciation expense	$ 9	$ 2